Inventories	12 Months Ended
Sep. 30, 2011
Inventories [Abstract]
Inventories

6. Inventories

Inventories consist of the following at September 30, 2011, and 2010:

(Dollars in thousands)	2011	2010

Finished goods	$30,192	29,902
Work in process — including
long-term contracts	23,139	18,743
Raw materials	43,655	34,389

Total	$96,986	83,034